Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 69,620,257.09
Total Fee Amount	9,614.56
Total Offset Amount	0.00
Net Fee	$ 9,614.56
Offering Table N/A
Offset Table N/A	N/A